UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038
                                   ---------


                          THE MONEY MARKET PORTFOLIOS
                          ---------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   650 312-2000
                                                     -------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                            ----------------------------------------------------------------------
                                                                                     YEAR ENDED JUNE 30,
                                                                  2006           2005           2004           2003           2002
                                                            ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ----------------------------------------------------------------------
Income from investment operations - net investment
 income .................................................        0.041          0.020          0.009          0.014          0.026
                                                            ----------------------------------------------------------------------
Less distributions from net investment income ...........       (0.041)        (0.020)        (0.009)        (0.014)        (0.026)
                                                            ----------------------------------------------------------------------
Net asset value, end of year ............................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ======================================================================

Total return ............................................         4.15%          2.06%          0.94%          1.41%          2.63%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................   $4,993,739     $5,676,479     $5,505,394     $5,331,200     $4,734,196

Ratios to average net assets:

 Expenses before waiver and payments by affiliate and
  expense reduction .....................................         0.16%          0.16%          0.16%          0.15%          0.16%

 Expenses net of waiver and payments by affiliate and
  expense reduction .....................................         0.16% a        0.16% a        0.15% a        0.15%          0.15%

 Net investment income ..................................         4.09%          2.04%          0.93%          1.39%          2.56%

a     Benefit of expense reduction is less than 0.01%.


                         Annual Report | See notes to financial statements. | 23

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2006

--------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                   PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 99.8%
  CERTIFICATES OF DEPOSIT 52.1%
  Abbey National Treasury Services PLC, Stamford Branch, 5.26%, 7/24/06 .....................   $  200,000,000    $  200,000,000
  ABN AMRO Bank N.V., Chicago Branch, 5.05%, 7/07/06 ........................................      200,000,000       200,000,332
  Bank of Nova Scotia, Portland Branch, 5.18%, 7/18/06 ......................................      200,000,000       200,000,000
  Banque Nationale de Paris, New York Branch, 5.27%, 7/25/06 ................................      100,000,000       100,000,664
  Barclay's Bank PLC, New York Branch, 4.97%, 2/09/07 .......................................       99,500,000        99,505,868
  Calyon North America Inc., New York Branch, 5.06%, 3/02/07 ................................      100,000,000       100,000,000
  Dexia Credit Local NY, New York Branch, 4.875 - 5.305%, 8/08/06 - 2/01/07 .................      200,000,000       200,000,787
  HBOS Treasury Services, New York Branch, 5.21%, 7/19/06 ...................................      100,000,000       100,000,498
  Lloyds Bank PLC, New York Branch, 5.07%, 7/14/06 ..........................................      200,000,000       200,000,718
  Royal Bank of Canada, New York Branch, 5.23 - 5.28%, 7/21/06 - 7/28/06 ....................      200,000,000       200,000,746
  Societe Generale North America, New York Branch, 5.125%, 7/12/06 ..........................      200,000,000       200,000,000
  Svenska Handelsbanken, New York Branch, 5.06%, 7/10/06 ....................................      200,000,000       200,000,497
  Toronto Dominion Bank, New York Branch, 5.29%, 7/27/06 ....................................      200,000,000       200,000,000
  UBS AG, Stamford Branch, 5.30%, 8/04/06 ...................................................      200,000,000       200,000,000
  Wells Fargo Bank NA, San Francisco Branch, 5.16%, 7/13/06 .................................      200,000,000       200,000,664
                                                                                                                  --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $2,599,510,774) .......................................                      2,599,510,774
                                                                                                                  --------------
a COMMERCIAL PAPER 44.6%
  Bank of Ireland, 7/26/06 ..................................................................      200,000,000       199,272,222
  Bank of Montreal, 7/06/06 .................................................................      150,000,000       149,895,521
  Concentrate Manufacturing Co., 7/10/06 - 7/19/06 ..........................................       85,000,000        84,853,487
  Depfa Bank PLC, 7/11/06 ...................................................................      200,000,000       199,717,778
  General Electric Capital Corp., 7/17/06 ...................................................      200,000,000       199,551,111
  ING (US) Funding LLC, 7/13/06 - 7/25/06 ...................................................      200,000,000       199,479,333
  Merrill Lynch & Co. Inc., 7/06/06 - 7/07/06 ...............................................      200,000,000       199,841,417
  Morgan Stanley Group Inc., 7/05/06 ........................................................      200,000,000       199,882,889
  National Australia Funding, 7/05/06 .......................................................      225,000,000       224,868,750
  Shell Finance UK PLC, 7/03/06 .............................................................      148,036,000       147,992,658
  Total Capital SA, 7/03/06 .................................................................      225,000,000       224,934,125
  Toyota Motor Credit Corp, 7/20/06 .........................................................      200,000,000       199,452,167
                                                                                                                  --------------
  TOTAL COMMERCIAL PAPER (COST $2,229,741,458) ..............................................                      2,229,741,458
                                                                                                                  --------------
  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $4,519,771) 0.1%
a Federal Home Loan Bank, 7/03/06 ...........................................................        4,521,000         4,519,771
                                                                                                                  --------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,833,772,003) ......................                      4,833,772,003
                                                                                                                  --------------
b REPURCHASE AGREEMENTS 3.0%
  Deutsche Bank Securities Inc., 4.49%, 7/03/06 (Maturity Value $25,009,354)
    Collateralized by U.S. Treasury Notes, 0.875%, 4/15/10 ..................................       25,000,000        25,000,000
  Morgan Stanley & Co. Inc., 4.50%, 7/03/06 (Maturity Value $125,912,199)
    Collateralized by U.S. Treasurty Notes, 3.50%, 1/15/11 ..................................      125,865,000       125,865,000
                                                                                                                  --------------
  TOTAL REPURCHASE AGREEMENTS (COST $150,865,000) ...........................................                        150,865,000
                                                                                                                  --------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,984,637,003) 99.8% ..................................                      4,984,637,003
  OTHER ASSETS, LESS LIABILITIES 0.2% .......................................................                          9,102,017
                                                                                                                  --------------
  NET ASSETS 100.0% .........................................................................                     $4,993,739,020
                                                                                                                  ==============

a     The security is traded on a discount basis with no stated coupon rate.

b     See Note 1(b) regarding repurchase agreements.


24 | See notes to financial statements. | Annual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                            ----------------------------------------------------------------------
                                                                                     YEAR ENDED JUNE 30,
                                                                  2006           2005           2004           2003           2002
                                                            ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ----------------------------------------------------------------------
Income from investment operations - net investment income        0.040          0.020          0.009          0.013          0.024
                                                            ----------------------------------------------------------------------
Less distributions from net investment income ...........       (0.040)        (0.020)        (0.009)        (0.013)        (0.024)
                                                            ----------------------------------------------------------------------
Net asset value, end of year ............................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ======================================================================

Total return ............................................         4.03%          1.99%          0.87%          1.34%          2.43%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................   $   94,019     $  110,761     $  117,815     $  201,758     $  226,676

Ratios to average net assets:

 Expenses before waiver and payments by affiliate and
  expense reduction .....................................         0.17%          0.17%          0.16%          0.16%          0.16%

 Expenses net of waiver and payments by affiliate and
  expense reduction .....................................         0.15% a        0.15% a        0.15% a        0.15%          0.15%

 Net investment income ..................................         3.95%          1.97%          0.87%          1.34%          2.33%

a     Benefit of expense reduction is less than 0.01%.


                         Annual Report | See notes to financial statements. | 25

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2006

--------------------------------------------------------------------------------------------------------------------------------
  THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 7.9%
a U.S. Treasury Bill,
    7/20/06 .................................................................................   $    5,000,000    $    4,987,848
    8/03/06 .................................................................................        2,500,000         2,489,882
                                                                                                                  --------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $7,477,730) .............................                          7,477,730
                                                                                                                  --------------
b REPURCHASE AGREEMENTS 92.1%
  ABN AMRO Bank, N.V., New York Branch, 4.50%, 7/03/06 (Maturity Value $5,001,875)
   Collateralized by U.S. Treasury Notes, 4.875%, 4/30/08 ...................................        5,000,000         5,000,000
  Banc of America Securities LLC, 4.19%, 7/03/06 (Maturity Value $5,001,746)
   Collateralized by U.S. Treasury Notes, 5.125%, 6/30/11 ...................................        5,000,000         5,000,000
  Barclays Capital Inc., 4.40%, 7/03/06 (Maturity Value $10,003,667)
   Collateralized by U.S. Treasury Notes, 3.375%, 10/15/09 ..................................       10,000,000        10,000,000
  Bear, Stearns & Co. Inc., 4.35%, 7/03/06 (Maturity Value $5,001,813)
   Collateralized by U.S. Treasury Notes, 4.75%, 3/31/11 ....................................        5,000,000         5,000,000
  Deutsche Bank Securities Inc., 4.49%, 7/03/06 (Maturity Value $18,281,838)
   Collateralized by U.S. Treasury Notes, 0.875%, 4/15/10 ...................................       18,275,000        18,275,000
  Dresdner Kleinwort Wasserstein Securites LLC, 4.50%, 7/03/06 (Maturity Value $10,003,750)
   Collateralized by U.S. Treasury Notes, 4.25%, 1/15/11 ....................................       10,000,000        10,000,000
  Greenwich Capital Markets Inc., 4.50%, 7/03/06 (Maturity Value $5,001,875)
   Collateralized by U.S. Treasury Notes, 7.00%, 7/15/06 ....................................        5,000,000         5,000,000
  Merrill Lynch Government Securities Inc., 4.45%, 7/03/06 (Maturity Value $5,001,854)
   Collateralized by a U.S. Treasury Bills, 12/14/06 ........................................        5,000,000         5,000,000
  Morgan Stanley & Co. Inc., 4.50%, 7/03/06 (Maturity Value $18,281,853)
   Collateralized by U.S. Treasury Notes, 3.50%, 1/15/11 ....................................       18,275,000        18,275,000
  UBS Securities LLC, 4.25%, 7/03/06 (Maturity Value $5,001,771)
   Collateralized by a U.S. Treasury Bills, 12/28/06 ........................................        5,000,000         5,000,000
                                                                                                                  --------------
  TOTAL REPURCHASE AGREEMENTS (COST $86,550,000) ............................................                         86,550,000
                                                                                                                  --------------
  TOTAL INVESTMENTS (COST $94,027,730) 100.0% ...............................................                         94,027,730
  OTHER ASSETS, LESS LIABILITIES 0.0% c .....................................................                             (8,293)
                                                                                                                  --------------
  NET ASSETS 100.0% .........................................................................                     $   94,019,437
                                                                                                                  ==============

a     The security is traded on a discount basis with no stated coupon rate.

b     See Note 1(b) regarding repurchase agreements.

c     Rounds to less than 0.1% of net assets.


26 | See notes to financial statements. | Annual Report

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2006

                                                                              -------------------------------
                                                                                                  THE U.S.
                                                                                                 GOVERNMENT
                                                                                   THE           SECURITIES
                                                                               MONEY MARKET     MONEY MARKET
                                                                                PORTFOLIO        PORTFOLIO
                                                                              -------------------------------
Assets:
 Investments in securities, at amortized cost .............................   $4,833,772,003   $    7,477,730
 Repurchase agreements, at value and cost .................................      150,865,000       86,550,000
                                                                              -------------------------------
      Total investments ...................................................   $4,984,637,003   $   94,027,730
 Cash .....................................................................            5,627            4,062
 Interest receivable ......................................................        9,837,091           10,680
                                                                              -------------------------------
      Total assets ........................................................    4,994,479,721       94,042,472
                                                                              -------------------------------
Liabilities:
 Payables:
  Affiliates ..............................................................          686,436           10,365
  Distributions to shareholders ...........................................              185              128
 Accrued expenses and other liabilities ...................................           54,080           12,542
                                                                              -------------------------------
      Total liabilities ...................................................          740,701           23,035
                                                                              -------------------------------
       Net assets, at value ...............................................   $4,993,739,020   $   94,019,437
                                                                              ===============================
Net assets consist of paid-in capital .....................................   $4,993,739,020   $   94,019,437
                                                                              ===============================
Shares outstanding ........................................................    4,993,739,020       94,019,437
                                                                              ===============================
Net asset value per share .................................................   $         1.00   $         1.00
                                                                              ===============================


                         Annual Report | See notes to financial statements. | 27

The Money Market Portfolios

STATEMENTS OF OPERATIONS
for the year ended June 30, 2006

                                                                              -------------------------------
                                                                                                  THE U.S.
                                                                                                 GOVERNMENT
                                                                                   THE           SECURITIES
                                                                               MONEY MARKET     MONEY MARKET
                                                                                PORTFOLIO        PORTFOLIO
                                                                              -------------------------------
Investment income:
 Interest .................................................................   $  244,427,644   $    4,014,074
                                                                              -------------------------------
Expenses:
 Management fees (Note 3a) ................................................        8,645,042          147,003
 Custodian fees (Note 4) ..................................................          119,710            1,692
 Reports to shareholders ..................................................            7,921            2,626
 Professional fees ........................................................           41,776           11,902
 Other ....................................................................          175,505            3,583
                                                                              -------------------------------
      Total expenses ......................................................        8,989,954          166,806
      Expense reductions (Note 4) .........................................          (25,699)          (2,032)
      Expenses waived/paid by affiliates (Note 3c) ........................               --          (17,912)
                                                                              -------------------------------
       Net expenses .......................................................        8,964,255          146,862
                                                                              -------------------------------
        Net investment income .............................................      235,463,389        3,867,212
                                                                              -------------------------------
Net increase (decrease) in net assets resulting from operations ...........   $  235,463,389   $    3,867,212
                                                                              ===============================


28 | See notes to financial statements. | Annual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                            --------------------------------------------------------------------
                                                                                                 THE U.S. GOVERNMENT SECURITIES
                                                               THE MONEY MARKET PORTFOLIO            MONEY MARKET PORTFOLIO
                                                            --------------------------------------------------------------------
                                                                  YEAR ENDED JUNE 30,                 YEAR ENDED JUNE 30,
                                                                 2006              2005              2006              2005
                                                            --------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................   $  235,463,389    $  119,375,531    $    3,867,212    $    2,239,743
  Net realized gain (loss) from
   investments ..........................................               --                --                --               190
                                                            --------------------------------------------------------------------
       Net increase (decrease) in net assets
        resulting from operations .......................      235,463,389       119,375,531         3,867,212         2,239,933
 Distributions to shareholders from net
  investment income .....................................     (235,463,389)     (119,375,531)       (3,867,212)       (2,239,933) a
 Capital share transactions (Note 2) ....................     (682,740,398)      171,085,254       (16,741,961)       (7,053,156)
                                                            --------------------------------------------------------------------
       Net increase (decrease) in
        net assets ......................................     (682,740,398)      171,085,254       (16,741,961)       (7,053,156)
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year .....................................    5,676,479,418     5,505,394,164       110,761,398       117,814,554
                                                            --------------------------------------------------------------------
  End of year ...........................................   $4,993,739,020    $5,676,479,418    $   94,019,437    $  110,761,398
                                                            ====================================================================

a Distributions were increased by a net realized gain from investments of $190.


                         Annual Report | See notes to financial statements. | 29

The Money Market Portfolios

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2006, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Distributions from net realized capital gains are recorded on the ex-dividend date. Such distributions are reinvested in additional shares of the Portfolios. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


30 | Annual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets of the Trust. Portfolio specific expenses are charged directly to the Portfolio that incurred the expense.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                       -------------------------------------
                                                                                  THE
                                                              THE           U.S. GOVERNMENT
                                                          MONEY MARKET      SECURITIES MONEY
                                                           PORTFOLIO        MARKET PORTFOLIO
                                                       -------------------------------------
Year ended June 30, 2006
 Shares sold .......................................   $    5,987,924,802    $    34,043,854
 Shares issued in reinvestment of distributions ....          235,470,437          3,867,146
 Shares redeemed ...................................       (6,906,135,637)       (54,652,961)
                                                       -------------------------------------
 Net increase (decrease) ...........................   $     (682,740,398)   $   (16,741,961)
                                                       =====================================
Year ended June 30, 2005
 Shares sold .......................................   $    5,623,149,272    $    52,184,664
 Shares issued in reinvestment of distributions ....          119,380,707          2,240,711
 Shares redeemed ...................................       (5,571,444,725)       (61,478,531)
                                                       -------------------------------------
 Net increase (decrease) ...........................   $      171,085,254    $    (7,053,156)
                                                       =====================================


                                                              Annual Report | 31

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust and the Franklin Federal Money Fund, and of the following subsidiaries:

-------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
-------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent

A. MANAGEMENT FEES

The Portfolios pay an investment management fee to Advisers of 0.15% per year of the average daily net assets of each Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolios and is not paid by the Portfolios for the services.

C. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.

D. OTHER AFFILIATED TRANSACTIONS

At June 30, 2006, the shares of The Money Market Portfolio were owned by the following funds:

                                                                -----------------------------------
                                                                                   PERCENTAGE OF
                                                                    SHARES       OUTSTANDING SHARES
                                                                -----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ......    3,009,335,464        60.26%
Franklin Money Fund .........................................    1,696,238,367        33.97%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .      142,719,536         2.86%
Franklin Templeton Money Fund Trust -
 Franklin Templeton Money Fund ..............................      145,445,653         2.91%

At June 30, 2006, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                                -----------------------------------
                                                                                   PERCENTAGE OF
                                                                    SHARES       OUTSTANDING SHARES
                                                                -----------------------------------
Franklin Federal Money Fund .................................       94,019,437        100.00%


32 | Annual Report

The Money Market Portfolios

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. During the year ended June 30, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2006 and 2005, was as follows:

                                                     -------------------------------------------------------
                                                                                       THE U.S. GOVERNMENT
                                                          THE MONEY MARKET                 SECURITIES
                                                              PORTFOLIO              MONEY MARKET PORTFOLIO
                                                     -------------------------------------------------------
                                                         2006           2005            2006         2005
                                                     -------------------------------------------------------
Distributions paid from ordinary income ..........   $235,463,389   $119,375,531     $3,867,212   $2,239,933
                                                     =======================================================

At June 30, 2006, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                       ------------------------------
                                                           THE U.S.
                                                          GOVERNMENT
                                             THE          SECURITIES
                                        MONEY MARKET     MONEY MARKET
                                          PORTFOLIO       PORTFOLIO
                                       ------------------------------
Cost of investments ...............    $ 4,984,637,003   $ 94,027,730
                                       ==============================
Undistributed ordinary income .....    $           185   $        128
                                       ==============================

6. UPCOMING ACQUISITIONS/MERGERS

On February 28, 2006, the Board of Directors for the Franklin Federal Money Fund (the Federal Money Fund) approved a proposal to merge the Federal Money Fund into the Franklin Money Fund. On August 15, 2006, shareholders of the Federal Money Fund approved the proposal. Upon completion of the merger, assets in The U.S. Government Securities Money Market Portfolio will be transferred into The Money Market Portfolio.

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.


                                                              Annual Report | 33

The Money Market Portfolios

7. REGULATORY MATTERS (CONTINUED)

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed. The Trust did not participate in the CAGO Settlement.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan will be completed in August, 2006. The Trust did not participate in the December 13, 2004 SEC Order.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of
Distribution: "The SEC anticipates that Notice of the Plan will be published on or after September 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC anticipates the distribution will begin in the fall of 2006."

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


34 | Annual Report

The Money Market Portfolios

8. FASB INTERPRETATION NO. 48

In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Trust's financial statements.


                                                              Annual Report | 35

The Money Market Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIOS:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio constituting The Money Market Portfolios, (hereafter referred to as the "Funds") at June 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 16, 2006


THE MONEY MARKET PORTFOLIOS

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

----------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                       LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION   TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)        Trustee    Since 1995        141                             Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                        company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
----------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)       Trustee    Since 2003        56                              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
----------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)     Trustee    Since 1995        142                             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)        Trustee    Since 2005        137                             Director, Hess Corporation (FORMERLY,
One Franklin Parkway                                                                        Amerada Hess Corporation) (exploration
San Mateo, CA 94403-1906                                                                    and refining of oil and gas),
                                                                                            H.J. Heinz Company (processed foods
                                                                                            and allied products), RTI International
                                                                                            Metals, Inc. (manufacture and
                                                                                            distribution of titanium), Canadian
                                                                                            National Railway (railroad), and White
                                                                                            Mountains Insurance Group, Ltd.
                                                                                            (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
----------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)       Trustee    Since 1995         114                          Director, Center for Creative Land
One Franklin Parkway                                                                      Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 43

----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION      TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)          Trustee       Since 1992        141                      Director, Martek Biosciences
One Franklin Parkway                                                                       Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                   (biotechnology), and Overstock.com
                                                                                           (Internet services); and FORMERLY,
                                                                                           Director, MCI Communication
                                                                                           Corporation (subsequently known as
                                                                                           MCI WorldCom, Inc. and WorldCom,
                                                                                           Inc.) (communications services)
                                                                                           (1988-2002), White Mountains
                                                                                           Insurance Group, Ltd. (holding
                                                                                           company) (1987-2004) and Spacehab,
                                                                                           Inc. (aerospace services) (1994-2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
and President, National Association of Securities Dealers, Inc. (1970-1987).
----------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION      TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)       Trustee and   Trustee since     141                      None
One Franklin Parkway              Chairman of   1992 and
San Mateo, CA 94403-1906          the Board     Chairman of the
                                                Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton
Investments.
----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)   Trustee,      Trustee since     123                      None
One Franklin Parkway              President     1992 and
San Mateo, CA 94403-1906          and Chief     President and
                                  Executive     Chief Executive
                                  Officer       Officer -
                                  - Investment  Investment
                                  Management    Management
                                                since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------

44 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                           POSITION         TIME SERVED          BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)                Vice President   Since 1992           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)                 Chief            Chief Compliance     Not Applicable               Not Applicable
One Franklin Parkway                  Compliance       Officer since 2004
San Mateo, CA 94403-1906              Officer and      and Vice
                                      Vice President   President - AML
                                      - AML            Compliance since
                                      Compliance       February 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------------------------------------------------------------------------

LAURA FERGERSON (1962)                Treasurer        Since 2004           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
-----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)               Senior Vice      Since 2002           Not Applicable               Not Applicable
500 East Broward Blvd.                President and
Suite 2100                            Chief
Fort Lauderdale, FL 33394-3091        Executive
                                      Officer -
                                      Finance and
                                      Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                           POSITION         TIME SERVED          BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)                  Vice President   Since 2000           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)               Vice President   Since 2000           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
-----------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)              Vice President   Vice President       Not Applicable               Not Applicable
One Franklin Parkway and Secretary                     since March 2006
San Mateo, CA 94403-1906                               and Secretary
                                                       since April 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company; and
officer of 31 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)                  Vice President   Since October        Not Applicable               Not Applicable
One Franklin Parkway                                   2005
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
-----------------------------------------------------------------------------------------------------------------------------------


46 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION         TIME SERVED         BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)            Chief Financial  Since 2004          Not Applicable                 Not Applicable
500 East Broward Blvd.            Officer and
Suite 2100                        Chief
Fort Lauderdale, FL 33394-3091    Accounting
                                  Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
-----------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Funds. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included portfolio performance and financial information for the Funds, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Manager and its affiliates. In addition, information specifically furnished to the Trustees in connection with the contract renewals being considered at the meeting included a Fund Profitability Analysis Report and additional information. Additionally, a report prepared by Lipper, Inc. ("Lipper") compared the investment performance and expenses of each of the separate Franklin funds investing in the Funds under the master feeder structure (the "feeder funds") with those of other mutual funds deemed comparable as selected by Lipper. The Fund Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included in the additional material prepared specifically for the meeting was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates, including management's explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such information, the independent Trustees received assistance and met separately with independent counsel. The Fund Profitability Report and other additional material prepared by management along with the Lipper Reports for the feeder funds were sent to each of the Trustees on February 3, 2006. Such material was reviewed and discussed by the independent Trustees among themselves and with Jeff Keil of Keil Fiduciary Strategies and was discussed in a telephonic conference call between management and the independent Trustees that took place February 15, 2006. Questions raised in such telephonic conference call were responded to by management and were discussed at a meeting of independent Trustees held prior to the Board meeting. All of the independent Trustees also served as independent Trustees on the Boards of each of the feeder funds and in considering such materials, emphasis was placed on various factors, including those taken into account by such Trustees in approving the investment advisory arrangements for the feeder funds.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.



      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $29,049 for the fiscal year ended June 30, 2006 and $31,169 for the fiscal year ended June 30, 2005.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $3,315 for the fiscal year ended June 30, 2006 and $0 for the fiscal year ended June 30, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2006 and $4,500 for the fiscal year ended June 30, 2005. The services for which these fees were paid included the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $3,315 for the fiscal year ended June 30, 2006 and $4,500 for the fiscal year ended June 30, 2005.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 28, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    August 28, 2006